Operating Costs And Expenses - Summary of Operating Costs and Expenses (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Operating Costs And Expenses [Abstract]
Personnel	R$ 1,627	R$ 1,643	R$ 1,435
Employees' and managers' profit sharing	5	7	137
Post-retirement benefits - Note 23	(229)	345	156
Materials	61	58	154
Raw materials and inputs for production of energy	10
Outsourced services	974	867	899
Energy bought for resale	10,919	8,273	9,542
Depreciation and amortization	850	834	835
Operating provisions	854	704	1,401
Charges for use of the national grid	1,174	947	999
Gas bought for resale	1,071	878	1,051
Construction costs	1,119	1,193	1,252
Other operating expenses, net	383	155	426
Operating costs and expenses	R$ 18,818	R$ 15,904	R$ 18,287